Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023
Income Statement [Abstract]
Revenues	$ 372,488		$ 214,640		$ 914,009		$ 507,817
Cost of sales	340,359		195,865		829,253		460,475
Gross Profit	32,129		18,775		84,756		47,342
General and administrative expenses	16,301		9,234		42,452		27,526
Marketing expenses	15,261		11,577		43,779		29,527
Research and development expenses	3,045		1,931		8,115		5,034
Settlement of litigation					9,250
Operating Expenses	34,607	[1],[2]	22,742	[3],[4]	103,596	[5],[6]	62,087	[7],[8]
Operating Loss	(2,478)		(3,967)		(18,840)		(14,745)
Other income (expenses), net	151		38		381		106
Finance expenses, net	(214)		(10)		(1,289)		(587)
Net Loss	(2,541)		(3,939)		(19,748)		(15,226)
Net income attributable to noncontrolling interests	45		85		150		311
Net Loss Attributable to the Owners of the Company	(2,586)		(4,024)		(19,898)		(15,537)
Other comprehensive income/(loss), Items that will be reclassified subsequently to profit or loss:
Unrealized gain on investments in financial assets	3		79		97		214
Foreign currency translation adjustment	(230)		(52)		265		10
Total Comprehensive Loss Attributable to Owners of the Company	(2,813)		(3,997)		(19,536)		(15,313)
Total Comprehensive Income Attributable to Non-Controlling Interest	45		85		150		311
Total Comprehensive Loss	$ (2,768)		$ (3,912)		$ (19,386)		$ (15,002)
Loss per share
Basic loss per share	$ (0.01)		$ (0.02)		$ (0.11)		$ (0.09)
Diluted loss per share	$ (0.01)		$ (0.02)		$ (0.11)		$ (0.09)
Weighted-average shares, basic	196,668		180,611		188,864		180,158
Weighted-average shares, diluted	196,668		180,611		188,864		180,158

[1]	Operating expenses includes Revenue share expense of approximately 11,651 thousand and is recorded in the North American Brokerage segment.
[2]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[3]	Operating expenses includes Revenue share expense of approximately 7,946 thousand and is recorded in the North American Brokerage segment.
[4]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[5]	Operating expenses includes Revenue share expense of approximately 33,190 thousand and is recorded in the North American Brokerage segment.
[6]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[7]	Operating expenses includes Revenue share expense of approximately 21,064 thousand and is recorded in the North American Brokerage segment.
[8]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.